Segmental reporting (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Gold income		$ 2,144	$ 2,090	$ 4,388
By-product revenue		42	65	113
Cost of sales	[1]	1,749	1,595	3,366
Gross profit	[1]	435	560	1,129
Amortisation		300	287	637
Capital expenditure		453	434	1,028
Total assets	[2]	7,829	8,230	8,013
Operating segments
Disclosure of operating segments [line items]
Gold income		2,442	2,371	4,984
By-product revenue		42	66	114
Cost of sales		1,930	1,758	3,708
Gross profit		552	678	1,385
Amortisation		345	332	732
Capital expenditure		497	472	1,118
AFRICA | Operating segments
Disclosure of operating segments [line items]
Gold income		1,475	1,386	2,981
By-product revenue		2	3	4
Cost of sales		1,060	939	2,008
Gross profit		417	449	977
Amortisation		197	165	371
Capital expenditure		280	217	576
Total assets		4,198	3,997	4,035
AFRICA | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Gold income		298	281	596
By-product revenue		0	1	1
Cost of sales		181	163	342
Gross profit		117	118	256
Amortisation		45	45	95
Capital expenditure		44	38	90
Total assets		1,093	1,120	1,054
AFRICA | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Gold income		239	224	443
By-product revenue		0	0	1
Cost of sales		195	153	314
Gross profit		45	71	130
Amortisation		66	32	80
Capital expenditure		70	53	146
Total assets		496	405	436
AFRICA | Operating segments | Obuasi
Disclosure of operating segments [line items]
Gold income		242	165	431
By-product revenue		0	1	1
Cost of sales		157	115	266
Gross profit		85	51	165
Amortisation		30	16	40
Capital expenditure		75	64	159
Total assets		1,233	1,125	1,219
AFRICA | Operating segments | Siguiri
Disclosure of operating segments [line items]
Gold income		258	321	591
By-product revenue		1	0	0
Cost of sales		234	240	492
Gross profit		23	81	99
Amortisation		15	27	54
Capital expenditure		15	11	27
Total assets		428	542	457
AFRICA | Operating segments | Geita
Disclosure of operating segments [line items]
Gold income		438	395	920
By-product revenue		1	1	1
Cost of sales		293	268	594
Gross profit		146	128	327
Amortisation		41	45	102
Capital expenditure		76	51	154
Total assets		942	801	864
AFRICA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Gross profit		1	0	0
Total assets		6	4	5
AUSTRALIA | Operating segments
Disclosure of operating segments [line items]
Gold income		514	475	967
By-product revenue		2	2	4
Cost of sales		414	380	783
Gross profit		102	97	188
Amortisation		66	77	172
Capital expenditure		73	93	202
Total assets		963	986	960
AUSTRALIA | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Gold income		250	218	410
By-product revenue		1	1	1
Cost of sales		196	185	371
Gross profit		54	33	40
Amortisation		25	26	54
Capital expenditure		22	20	50
AUSTRALIA | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Gold income		264	257	557
By-product revenue		1	1	3
Cost of sales		202	180	382
Gross profit		64	79	177
Amortisation		40	50	117
Capital expenditure		51	73	152
AUSTRALIA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales		16	15	30
Gross profit		(16)	(15)	(29)
Amortisation		1	1	1
AMERICAS | Operating segments
Disclosure of operating segments [line items]
Gold income		453	510	1,036
By-product revenue		38	61	106
Cost of sales		455	439	913
Gross profit		37	132	229
Amortisation		80	88	185
Capital expenditure		134	154	322
Total assets		1,350	1,647	1,395
AMERICAS | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Gold income		158	168	319
By-product revenue		37	44	75
Cost of sales		151	135	273
Gross profit		44	77	122
Amortisation		19	17	39
Capital expenditure		33	21	66
Total assets		513	514	514
AMERICAS | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Gold income		223	267	557
By-product revenue		1	17	31
Cost of sales		222	223	477
Gross profit		2	61	111
Amortisation		42	51	106
Capital expenditure		74	104	199
Total assets		599	855	625
AMERICAS | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Gold income		72	75	160
Cost of sales		80	79	162
Gross profit		(8)	(4)	(2)
Amortisation		19	20	40
Capital expenditure		27	29	57
Total assets		218	250	217
AMERICAS | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales		2	2	1
Gross profit		(1)	(2)	(2)
Total assets		20	28	39
PROJECTS | Operating segments
Disclosure of operating segments [line items]
Capital expenditure		10	7	17
Total assets		874	694	872
PROJECTS | Operating segments | Colombian projects
Disclosure of operating segments [line items]
Capital expenditure		5	6	16
Total assets		225	216	244
PROJECTS | Operating segments | North American projects
Disclosure of operating segments [line items]
Capital expenditure		5	1	1
Total assets		649	478	628
CORPORATE AND OTHER | Operating segments
Disclosure of operating segments [line items]
Cost of sales		1	0	4
Gross profit		(4)	0	(9)
Amortisation		2	2	4
Capital expenditure		0	1	1
Total assets		444	906	751
Equity-accounted joint venture included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income		298	281	596
By-product revenue		0	1	1
Cost of sales		181	163	342
Gross profit		117	118	256
Amortisation		45	45	95
Capital expenditure		$ 44	$ 38	$ 90

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.